Employee Benefits - Expenses Recognized in Profit or Loss and Line Items Included in Consolidated Statements of Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ 204,668	₩ 195,850	₩ 210,682
Past service cost	(25,749)
Net interest cost	961	2,391	10,280
Expenses related to defined benefit plans	179,880	198,241	220,962
Cost of sales [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	134,879	158,418	177,652
Selling expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	11,045	11,114	12,513
Administrative expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	19,472	16,287	16,486
Research and development expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	₩ 14,484	₩ 12,422	₩ 14,311